Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of financial instruments

	December 31, 2018	December 31, 2017
Cash and cash equivalents of continuing operations	$7,696,699	$4,628,392
Prepaid expenses and other current assets	532,289	-
Other assets of discontinued operations	-	15,932,083
Other financial liabilities(i)	3,130,766	2,409,803
liabilities of discontinued operations	$-	$14,218,356

(i)	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.

Schedule of financial assets and liabilities carried at fair value on a recurring basis

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2018 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$7,865,345	$-	$-	$7,865,345
Cash and cash equivalents of discontinued operations	-	-	-	-
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations		-	-	-
Total Financial assets	$7,865,345	$-	$-	$7,865,345
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	-	-	-	-
Total Financial Liabilities	$-	$-	$-	$-

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2017 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents of continuing operations	$4,628,392	$-	$-	$4,628,392
Cash and cash equivalents of discontinued operations	3,068,307	-	-	3,068,307
Other financial assets of continuing operations	-	-	-	-
Other financial assets of discontinued operations	12,763,576	-	-	12,763,576
Total Financial Assets	$20,460,275	$-	$-	$20,460,275
Financial Liabilities
Other liabilities of continuing operations	$-	$-	$-	$-
Other liabilities of discontinued operations	12,628,742	-	-	12,628,742
Total Financial Liabilities	$12,628,742	$-	$-	$12,628,742

Schedule of financial assets past due
	Less than 90 days	90 days to 1 year	Over 1 year	Carrying Value
Accounts receivable, net	$411,070	$-	$-	$411,070